BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
BORROWINGS
Short-term borrowings	¥ 290,450	$ 40,909	¥ 619,000